Investment in equity investees (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2024	Dec. 31, 2023
Measurement Alternative and NAV practical expedient investments
Carrying amount of investment under NAV practical expedient	¥ 8,529	¥ 8,133
Carrying values of equity investments measured at fair value using the Measurement Alternative	¥ 14,027	¥ 18,153